Commitments Under Research and Collaboration Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments Under Research and Collaboration Agreements [Abstract]
Commitments under Research and Collaboration Agreements
8.	Commitments under Research and Collaboration Agreements

MedImmune License Agreement

In August 2016, the Company entered into a collaboration and license agreement with MedImmune Limited (“MedImmune”), pursuant to which the Company received from MedImmune an exclusive, worldwide, royalty-bearing, sublicensable (subject to certain conditions) license to certain intellectual property rights relating to the Company’s ABP-200 product candidates (the “MedImmune License Agreement”). The Company agreed to use commercially reasonable efforts to reach certain development and commercialization milestones for such bispecific antibodies within specified timeframes. Unless earlier terminated in accordance with its terms, the MedImmune License Agreement, as amended, remains in effect on a country-by-country basis until the expiration of the last royalty term in such country as to be determined by the launch of products based on the ABP-200 product candidates. The Company is no longer developing ABP-200.

Under the MedImmune License Agreement, the Company agreed to pay milestone and royalty payments, including up to $244,000 in milestone payments, which are comprised of $14,000 upon meeting certain clinical development milestones, $80,000 upon achieving certain regulatory events and $150,000 upon meeting certain worldwide commercial sales thresholds; and tiered high-single to low double-digit percentage royalties based on annualized net sales of each product commercialized from our collaboration on a country-by-country basis. No milestones have been reached and no products were sold by the Company through March 31, 2025.

NCI License Agreement

In August 2017, the Company entered into a patent license agreement with the National Cancer Institute (the “NCI”), a division of the National Institutes of Health (the “NIH”), pursuant to which the Company received an exclusive, worldwide license to make, use, sell, offer to sell and import products covered by the licensed patents in the field of using certain monoclonal antibodies as monospecific or bispecific antibodies for the treatment of liver cancer (the “NCI License Agreement”). The license agreement was amended in May 2020 and October 2023 and the field of use was narrowed to the development and commercialization of a bispecific antibody for the treatment of GPC-3 expressing liver cancer using a particular moiety for targeting GPC3 and the timeline for development and commercialization was extended. Unless earlier terminated, the Company’s agreement with NCI will expire upon expiration of all licensed patent rights. The Company may also terminate the agreement as to any licenses in any country or territory upon 60 days written notice.

Pursuant to the NCI agreement and amendments, the Company agreed to pay low single-digit royalties based on net sales of licensed products as well as milestone payments of up to $3,995 due upon achievement of clinical and regulatory milestones, and up to $12,000 milestone payments due upon achievement of commercial milestones. No milestones have been reached and no products were sold by the Company through March 31, 2025.

The Company also has to pay the guaranteed annual minimum royalties of $25 starting on the effective date of the agreement (which annual minimum royalties may be credited against the running royalties on net sales of any licensed products or services). During each of the three months ended March 31, 2025 and 2024, the Company incurred $6, in minimum royalty payments, included in research and development expenses. Under the amendment entered into in March 2020, the Company is also liable for the extension royalties of $225 payable under this agreement which were rescheduled to become due in several installments starting in March 2022. As of both March 31, 2025 and December 31, 2024, the accrued extension royalties were $200, included in accrued expenses and accounts payable on the condensed consolidated balance sheets.

The Company also agreed to reimburse patent costs for all documented out of pocket associated with the preparation, filing, prosecution and maintenance of patent rights. During the three months ended March 31, 2025 and 2024, the Company did not incur any expenses related to the patent costs reimbursements.

Mabwell License Agreement

In October 2020, the Company entered into an exclusive collaboration and license agreement with Mabwell (the “Mabwell License Agreement”). The agreement was amended in November 2020. Under the Mabwell license agreement, the Company received a non-exclusive, royalty-free research purpose license as well as an exclusive commercial license within certain territories, as defined in the agreement, to Mabwell’s series of anti-SARS-CoV-2 monoclonal antibodies. Under the agreement, the Company is responsible for conducting at its sole expense, research and preclinical, clinical and other developments of any licensed products and bears all development costs and expenses related to obtaining or maintenance of marketing authorizations of licensed products in its territories. Mabwell is obligated, at the Company’s request, to supply the Licensed Antibodies to the Company for clinical trial purpose at costs plus margin as defined in the agreement. The parties agreed to undertake certain joint clinical research and development activities with a portion of the costs contributed by Mabwell. Unless earlier terminated, the Mabwell License Agreement will expire on the occurrence of the last to expire royalty term, which is the later of a) the expiration of the last to expire valid claim of the patent rights and b) ten years from the first commercial sale of such Licensed Product, and determined on jurisdiction-by-jurisdiction basis. Either party may terminate the agreement in the event of any uncured material breach by the other party.

The agreement provides for development milestones of up to $32,500 and annual sales milestone payments of up to $50,000 payable by the Company to Mabwell. The agreement also provides for a profit sharing, with Mabwell sharing 50% of the net profits from the licensed product sales in certain territories as defined in the agreement. The Company will also make tiered royalty payments in the mid to high single digits on net sales of commercial products in the licensed territory.

During the three months ended March 31, 2025 and 2024, development activities under the Mabwell collaboration agreement were immaterial to the consolidated financial statements. No milestones have been reached and no products were sold under the Mabwell License Agreement through March 31, 2025.

In March 2025, the Company received a draft of a termination agreement from Mabwell which outlines Mabwell’s claim for the total payment of $3,300 under certain development milestones asserting that these development milestones were achieved by the Company during 2021. The Company does not believe that a liability under the milestone related provisions invoked by Mabwell was triggered and is planning to engage in discussion with Mabwell about the validity of their claim. This liability of $3,300 is included in accrued expenses in the consolidated financial statements as of March 31, 2025 and December 31, 2024.

MSK License Agreement

In March 2017, the Company entered into an exclusive license agreement with Memorial Sloan Kettering Cancer Center (the “MSK License Agreement”), pursuant to which the Company received an exclusive, royalty-bearing, worldwide license under specified patent rights to make, use and sell certain of MSK’s proprietary Her2-huOKT3 bispecific antibodies. The agreement was amended on March 31, 2017, on March 31, 2018, and January 1, 2020. Unless earlier terminated in accordance with its terms, the agreement was to remain in effect on a country-by-country basis until the expiration of the last royalty term in such country as to be determined by the launch of products based on MSK antibodies. On September 19, 2023, MSK License Agreement was terminated by MSK due to the Company’s failure to make the payments for the patent costs reimbursements discussed below.

Under the MSK License Agreement, as amended, the Company agreed to use commercially reasonable efforts to reach certain development and commercialization milestones for such bispecific antibodies within specified territories and timeframes. The Company was committed to pay MSK up to $10,500 in milestone payments upon achieving certain research and development and commercialization events or within a certain number of months of the effective date, up to $30,000 in milestone payments based on net sales, and tiered mid-single-digit percentage royalties based on annualized net sales of each product commercialized from the collaboration with guaranteed annual minimum royalties between $20 and $30 depending on certain development events. During both the three months ended March 31, 2025 and 2024, the Company did not incur any minimum royalties. During both the three months ended March 31, 2025 and 2024, the Company did not incur any milestone payments under this agreement. As of both March 31, 2025 and December 31, 2024, the accrued minimum royalty and milestone payments were $790, included in accounts payable in the condensed consolidated financial statements.

The Company also agreed to reimburse patent costs for all documented out of pocket costs associated with the preparation, filing, prosecution and maintenance of patent rights in the license territory. During the three months ended March 31, 2025 and 2024, the Company did not incur any patent reimbursement costs. As of both March 31, 2025 and December 31, 2024, the liabilities for the patent costs reimbursements were $273, included in other accrued expenses and accounts payable.

As of both March 31, 2025 and December 31, 2024, the accrued liabilities for the unpaid interest on the outstanding minimum royalty and milestone payments due to MSK were $169, included in other accrued expenses. See Note 9 for discussion of the June 2023 demand letter.

VAZYME License agreement

In April 2021, the Company entered into a License Agreement with VAZYME Biotech Co., Ltd (“VAZYME”) (the “VAZYME License Agreement”), pursuant to which the Company was granted an exclusive, perpetual, royalty-bearing, worldwide license under specified patent rights to research, develop and commercialize VAZYME proprietary anti-SARS-CoV-2 monoclonal antibodies. Unless earlier terminated in accordance with its terms, the agreement remains in effect on a country-by-country basis until the expiration of the last royalty term in such country.

Under the VAZYME License Agreement, the Company agreed to use commercially reasonable efforts to reach certain research and development, and commercialization milestones for such antibodies. The Company also agreed to pay $200 to VAZYME at the effective date of the agreement. The Company is committed to pay VAZYME up to $11,100 in milestone payments upon achieving certain research and development events, up to $70,000 in milestone payments based on annual net sales, and tiered low single-digit percentage royalties based on annualized net sales of each product commercialized from the collaboration. No milestones in the VAZYME License Agreement have been reached through March 31, 2025.

In December 2021, the Company entered into a Cooperation Agreement with Chengdu Bio-Innovate Pharmaceutical Technology Co., Ltd (“Bio-Innovate”) and a three-way sharing agreement with VAZYME and Bio-Innovate (“the Company”, “VAZYME” and “Bio-Innovate”, collectively “all parties”), pursuant to which the Company entrusted Bio-Innovate to perform certain preclinical testing and all parties agreed that VAZYME will ship the agreed antibodies to Bio-Innovate rather than the Company to fulfill the requirements under the VAZYME License Agreement.

For the three months ended March 31, 2025 and 2024, the Company did not incur any expenses related to the VAZYME License Agreement. As of both March 31, 2025 and December 31, 2024, the accrued liabilities under this agreement were $200, included in accounts payable in the condensed consolidated financial statements.

8.	Commitments under Research and Collaboration Agreements

MedImmune License Agreement

In August 2016, the Company entered into a collaboration and license agreement with MedImmune Limited (“MedImmune”), pursuant to which the Company received from MedImmune an exclusive, worldwide, royalty-bearing, sublicensable (subject to certain conditions) license to certain intellectual property rights relating to the Company’s ABP-200 product candidates (the “MedImmune License Agreement”). The Company agreed to use commercially reasonable efforts to reach certain development and commercialization milestones for such bispecific antibodies within specified timeframes. Unless earlier terminated in accordance with its terms, the MedImmune License Agreement, as amended, remains in effect on a country-by-country basis until the expiration of the last royalty term in such country as to be determined by the launch of products based on the ABP-200 product candidates. The Company is no longer developing ABP-200.

Under the MedImmune License Agreement, the Company agreed to pay milestone and royalty payments, including up to $244,000 in milestone payments, which are comprised of $14,000 upon meeting certain clinical development milestones, $80,000 upon achieving certain regulatory events and $150,000 upon meeting certain worldwide commercial sales thresholds; and tiered high-single to low double-digit percentage royalties based on annualized net sales of each product commercialized from our collaboration on a country-by-country basis. No milestones have been reached and no products were sold by the Company through December 31, 2024.

NCI License Agreement

In August 2017, the Company entered into a patent license agreement with the National Cancer Institute (the “NCI”), a division of the National Institutes of Health (the “NIH”), pursuant to which the Company received an exclusive, worldwide license to make, use, sell, offer to sell and import products covered by the licensed patents in the field of using certain monoclonal antibodies as monospecific or bispecific antibodies for the treatment of liver cancer (the “NCI License Agreement”). The license agreement was amended in May 2020 and October 2023 and the field of use was narrowed to the development and commercialization of a bispecific antibody for the treatment of GPC-3 expressing liver cancer using a particular moiety for targeting GPC3 and the timeline for development and commercialization was extended. Unless earlier terminated, the Company’s agreement with NCI will expire upon expiration of all licensed patent rights. The Company may also terminate the agreement as to any licenses in any country or territory upon 60 days written notice.

Pursuant to the NCI agreement and amendments, the Company agreed to pay low single-digit royalties based on net sales of licensed products as well as milestone payments of up to $3,995 due upon achievement of clinical and regulatory milestones, and up to $12,000 milestone payments due upon achievement of commercial milestones. No milestones have been reached and no products were sold by the Company through December 31, 2024.

The Company also has to pay the guaranteed annual minimum royalties of $25 starting on the effective date of the agreement (which annual minimum royalties may be credited against the running royalties on net sales of any licensed products or services). During each of the years ended December 31, 2024 and 2023, the Company incurred $25, in minimum royalty payments, included in research and development expenses. Under the amendment entered into in March 2020, the Company is also liable for the extension royalties of $225 payable under this agreement which were rescheduled to become due in several installments starting in March 2022. As of both December 31, 2024 and 2023, the accrued extension royalties were $200, included in accrued expenses and accounts payable on the consolidated balance sheets.

The Company also agreed to reimburse patent costs for all documented out of pocket associated with the preparation, filing, prosecution and maintenance of patent rights. During both the years ended December 31, 2024 and 2023, the Company did not incur any expenses related to the patent costs reimbursements.

Mabwell License Agreement

In October 2020, the Company entered into an exclusive collaboration and license agreement with Mabwell (the “Mabwell License Agreement”). The agreement was amended in November 2020. Under the Mabwell license agreement, the Company received a non-exclusive, royalty-free research purpose license as well as an exclusive commercial license within certain territories, as defined in the agreement, to Mabwell’s series of anti-SARS-CoV-2 monoclonal antibodies. Under the agreement, the Company is responsible for conducting at its sole expense, research and preclinical, clinical and other developments of any licensed products and bears all development costs and expenses related to obtaining or maintenance of marketing authorizations of licensed products in its territories. Mabwell is obligated, at the Company’s request, to supply the Licensed Antibodies to the Company for clinical trial purpose at costs plus margin as defined in the agreement. The parties agreed to undertake certain joint clinical research and development activities with a portion of the costs contributed by Mabwell. Unless earlier terminated, the Mabwell License Agreement will expire on the occurrence of the last to expire royalty term, which is the later of a) the expiration of the last to expire valid claim of the patent rights and b) ten years from the first commercial sale of such Licensed Product, and determined on jurisdiction-by-jurisdiction basis. Either party may terminate the agreement in the event of any uncured material breach by the other party.

The agreement provides for development milestones of up to $32,500 and annual sales milestone payments of up to $50,000 payable by the Company to Mabwell. The agreement also provides for a profit sharing, with Mabwell sharing 50% of the net profits from the licensed product sales in certain territories as defined in the agreement. The Company will also make tiered royalty payments in the mid to high single digits on net sales of commercial products in the licensed territory.

During the years ended December 31, 2024 and 2023, development activities under the Mabwell collaboration agreement were immaterial to the consolidated financial statements. No milestones have been reached and no products were sold under the Mabwell License Agreement through December 31, 2024. As discussed in Note 2 to these consolidated financial statements, the Company recognized other income of $3,556 during the year ended December 31, 2024 associated with the reversal of the estimated liability associated with a disputed invoice.

In March 2025, the Company received a draft of a termination agreement from Mabwell which outlines Mabwell’s claim for the total payment of $3,300 under certain development milestones asserting that these development milestones were achieved by the Company during 2021. The Company does not believe that a liability under the milestone related provisions invoked by Mabwell was triggered and is planning to engage in discussion with Mabwell about the validity of their claim. The Company accrued $3,300 expense related to this claim in the consolidated financial statements as of December 31, 2024 through debit to accumulated deficit. The Company also restated the accrued expenses in the consolidated financial statements as of September 30, 2024, December 31, 2023 and 2022 included in the Company’s Form 8-K, filed on November 26, 2024 (see Note 2).

MSK License Agreement

In March 2017, the Company entered into an exclusive license agreement with Memorial Sloan Kettering Cancer Center (the “MSK License Agreement”), pursuant to which the Company received an exclusive, royalty-bearing, worldwide license under specified patent rights to make, use and sell certain of MSK’s proprietary Her2-huOKT3 bispecific antibodies. The agreement was amended on March 31, 2017, on March 31, 2018, and January 1, 2020. Unless earlier terminated in accordance with its terms, the agreement was to remain in effect on a country-by-country basis until the expiration of the last royalty term in such country as to be determined by the launch of products based on MSK antibodies. On September 19, 2023, MSK License Agreement was terminated by MSK due to the Company’s failure to make the payments for the patent costs reimbursements discussed below.

Under the MSK License Agreement, as amended, the Company agreed to use commercially reasonable efforts to reach certain development and commercialization milestones for such bispecific antibodies within specified territories and timeframes. The Company was committed to pay MSK up to $10,500 in milestone payments upon achieving certain research and development and commercialization events or within a certain number of months of the effective date, up to $30,000 in milestone payments based on net sales, and tiered mid-single-digit percentage royalties based on annualized net sales of each product commercialized from the collaboration with guaranteed annual minimum royalties between $20 and $30 depending on certain development events. During the years ended December 31, 2024 and 2023, the Company incurred $0 and $20 in minimum royalties, included in research and development expenses. During the years ended December 31, 2024 and 2023, the Company did not incur any milestone payments under this agreement. As of both December 31, 2024 and 2023, the accrued minimum royalty and milestone payments were $790, included in accounts payable in the consolidated financial statements.

The Company also agreed to reimburse patent costs for all documented out of pocket costs associated with the preparation, filing, prosecution and maintenance of patent rights in the license territory. During the years ended December 31, 2024 and 2023, the Company expensed $0 and $49 respectively, related to the patent costs reimbursements, included in general and administrative expenses. As of both December 31, 2024 and 2023, the liabilities for the patent costs reimbursements were $273, included in other accrued expenses and accounts payable.

As of both December 31, 2024 and 2023, the accrued liabilities for the unpaid interest on the outstanding minimum royalty and milestone payments due to MSK were $169, included in other accrued expenses. See Note 10 for discussion of the June 2023 demand letter.

VAZYME License agreement

In April 2021, the Company entered into a License Agreement with VAZYME Biotech Co., Ltd (“VAZYME”) (the “VAZYME License Agreement”), pursuant to which the Company was granted an exclusive, perpetual, royalty-bearing, worldwide license under specified patent rights to research, develop and commercialize VAZYME proprietary anti-SARS-CoV-2 monoclonal antibodies. Unless earlier terminated in accordance with its terms, the agreement remains in effect on a country-by-country basis until the expiration of the last royalty term in such country.

Under the VAZYME License Agreement, the Company agreed to use commercially reasonable efforts to reach certain research and development, and commercialization milestones for such antibodies. The Company also agreed to pay $200 to VAZYME at the effective date of the agreement. The Company is committed to pay VAZYME up to $11,100 in milestone payments upon achieving certain research and development events, up to $70,000 in milestone payments based on annual net sales, and tiered low single-digit percentage royalties based on annualized net sales of each product commercialized from the collaboration. No milestones in the VAZYME License Agreement have been reached through December 31, 2024.

In December 2021, the Company entered into a Cooperation Agreement with Chengdu Bio-Innovate Pharmaceutical Technology Co., Ltd (“Bio-Innovate”) and a three-way sharing agreement with VAZYME and Bio-Innovate (“the Company”, “VAZYME” and “Bio-Innovate”, collectively “all parties”), pursuant to which the Company entrusted Bio-Innovate to perform certain preclinical testing and all parties agreed that VAZYME will ship the agreed antibodies to Bio-Innovate rather than the Company to fulfill the requirements under the VAZYME License Agreement.

For the years ended December 31, 2024 and 2023, the Company did not incur any expenses related to the VAZYME License Agreement. As of both December 31, 2024 and 2023, the accrued liabilities under this agreement were $200, included in accounts payable in the consolidated financial statements.